The result of liability adequacy test (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Shinhan Life Insurance Co., Ltd.
The result of liability adequacy test [Line Items]
Provisions for test		₩ 22,666,981	₩ 21,608,828
LAT base	[1]	17,671,115	17,122,385
Premium loss (surplus)		(4,995,866)	(4,486,443)
Shinhan Life Insurance Co., Ltd. | Participating
The result of liability adequacy test [Line Items]
Provisions for test		1,495,695	1,449,476
LAT base	[1]	2,250,638	2,262,272
Premium loss (surplus)		754,943	812,796
Shinhan Life Insurance Co., Ltd. | Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test		595,317	589,618
LAT base	[1]	1,248,489	1,322,481
Premium loss (surplus)		653,172	732,863
Shinhan Life Insurance Co., Ltd. | Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test		900,378	859,858
LAT base	[1]	1,002,149	939,791
Premium loss (surplus)		101,771	79,933
Shinhan Life Insurance Co., Ltd. | Non-Participating
The result of liability adequacy test [Line Items]
Provisions for test		21,171,286	20,159,352
LAT base	[1]	15,420,477	14,860,113
Premium loss (surplus)		(5,750,809)	(5,299,239)
Shinhan Life Insurance Co., Ltd. | Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test		6,608,221	6,009,771
LAT base	[1]	3,079,715	2,822,160
Premium loss (surplus)		(3,528,506)	(3,187,611)
Shinhan Life Insurance Co., Ltd. | Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test		14,563,065	14,149,581
LAT base	[1]	12,340,762	12,037,953
Premium loss (surplus)		(2,222,303)	₩ (2,111,628)
Orange Life Insurance Co., Ltd.
The result of liability adequacy test [Line Items]
Provisions for test		20,115,307
LAT base	[1]	13,568,397
Premium loss (surplus)		(6,546,910)
Orange Life Insurance Co., Ltd. | Participating
The result of liability adequacy test [Line Items]
Provisions for test		1,850,852
LAT base	[1]	2,186,682
Premium loss (surplus)		335,830
Orange Life Insurance Co., Ltd. | Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test		716,607
LAT base	[1]	644,715
Premium loss (surplus)		(71,892)
Orange Life Insurance Co., Ltd. | Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test		1,134,245
LAT base	[1]	1,541,967
Premium loss (surplus)		407,722
Orange Life Insurance Co., Ltd. | Non-Participating
The result of liability adequacy test [Line Items]
Provisions for test		18,264,455
LAT base	[1]	11,381,715
Premium loss (surplus)		(6,882,740)
Orange Life Insurance Co., Ltd. | Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test		9,296,542
LAT base	[1]	4,629,266
Premium loss (surplus)		(4,667,276)
Orange Life Insurance Co., Ltd. | Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test		9,236,731
LAT base	[1]	8,635,022
Premium loss (surplus)		(601,709)
Orange Life Insurance Co., Ltd. | Non-Participating | Variable type
The result of liability adequacy test [Line Items]
Provisions for test		(268,818)
LAT base	[1]	(1,882,573)
Premium loss (surplus)		₩ (1,613,755)

[1]	It is recalculated in accordance with the revised discount rate calculation rules for the year December 31, 2019.